Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total	Retained Earnings	Retained Earnings Adjustment	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Adjustment	Treasury Stock/ Additional Paid-In-Capital	Common Stock	Non- Controlling Interests
Beginning balance at Dec. 31, 2017	$ 5,202	$ 7,426	$ 72	$ (2,331)	$ (17)	$ (935)	$ 112	$ 930
Comprehensive income
Net earnings	(125)	(149)						24
Other comprehensive income (loss)	(345)			(347)				2
Comprehensive income (loss)	(470)	(149)		(347)				26
Stock issued (repurchased)	(1,160)					(1,124)		(36)
Dividends declared	(314)	(308)						(6)
Ending balance at Dec. 31, 2018	3,313	7,041	$ 61	(2,695)		(2,059)	112	914
Comprehensive income
Net earnings	1,182	1,168						14
Other comprehensive income (loss)	77			77				0
Comprehensive income (loss)	1,259	1,168		77				14
Stock issued (repurchased)	(110)					(110)		0
Dividends declared	(313)	(308)						(5)
Ending balance at Dec. 31, 2019	4,210	7,962		(2,618)		(2,169)	112	923
Comprehensive income
Net earnings	1,065	1,075						(10)
Other comprehensive income (loss)	(191)			(193)				2
Comprehensive income (loss)	874	1,075		(193)				(8)
Stock issued (repurchased)	(121)
Stock issued (repurchased)	28					27	1	0
Dividends declared	(317)	(312)						(5)
Ending balance at Dec. 31, 2020	$ 4,795	$ 8,725		$ (2,811)		$ (2,142)	$ 113	$ 910